NEA Valuebuilder Variable Annuity Security Benefit Advisor Variable Annuity
Issued by:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001

Supplement Dated June 25, 2020
To Prospectus Dated May 1, 2020

Effective June 26, 2020, Federated Bond will change its name to Federated Hermes Corporate Bond. The corresponding Subaccount will also change its name accordingly. All references to the former name in the current prospectus are hereby changed to reflect the new name effective June 26, 2020.

Please Retain This Supplement For Future Reference